SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION

8.	SEGMENT INFORMATION

We are a project development company. We own and operate LNG carriers and FSRUs and provide these services under time charters under varying periods. As of December 31, 2017, we are in the process of commissioning our first FLNG vessel and have entered the power market in an effort to become a midstream LNG solution provider. Our reportable segments consist of the primary services each provides. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into three reportable segments is based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of December 31, 2017, we operate in the following three reportable segments:

•	Vessel operations – We operate and subsequently charter out vessels on fixed terms to customers.

•
FLNG – In 2014, we ordered our first FLNG based on the conversion of our existing LNG carrier, the Hilli. The Hilli FLNG conversion has been completed and the vessel currently undergoing commissioning. We expect acceptance testing procedures to commence shortly.

In July 2016, we entered into an agreement with Schlumberger B.V. ("Schlumberger") to form OneLNG, a joint venture, with the intention to offer an integrated upstream and midstream solution for the development of low cost gas reserves to LNG. OneLNG will be the exclusive vehicle for all projects that involve the conversion of natural gas to LNG which require both Schlumberger Production Management services and Golar's FLNG expertise. As a result we report the equity in net earnings (losses) of OneLNG in the FLNG segment.

•
Power – In July 2016, we entered into certain agreements forming a 50/50 joint venture, Golar Power, with private equity firm Stonepeak. Golar Power offers integrated LNG based downstream solutions, through the ownership and operation of FSRUs and associated terminal and power generation infrastructure.

	December 31, 2017					December 31, 2016 (3)					December 31, 2015
(in thousands of $)	Vessel operations	FLNG	Power	Other(1)	Total	Vessel operations	FLNG	Power	Other(1)	Total	Vessel operations	FLNG	Other(1)	Total
Statement of Operations:
Total operating revenues	143,537	—	—	—	143,537	80,257	—	—	—	80,257	102,674	—	—	102,674
Depreciation and amortization	(76,522)	—	—	—	(76,522)	(72,972)	—	—	—	(72,972)	(73,732)	—	—	(73,732)
Other operating expenses	(163,207)	(4,365)	—	—	(167,572)	(144,816)	(3,576)	—	—	(148,392)	(156,003)	(4,869)	—	(160,872)
Other operating gains and losses	—	15,100	—	—	15,100	16	—	—	—	16	95,550	—	—	95,550
Operating (loss) income	(96,192)	10,735	—	—	(85,457)	(137,515)	(3,576)	—	—	(141,091)	(31,511)	(4,869)	—	(36,380)

Inter segment operating income (loss)(2)	4,568	—	—	(4,568)	—	275	—	—	(275)	—	203	—	(203)	—
Segment operating (loss) income	(91,624)	10,735	—	(4,568)	(85,457)	(137,240)	(3,576)	—	(275)	(141,091)	(31,308)	(4,869)	(203)	(36,380)

Equity in net earnings (losses) of affiliates	1,503	(8,153)	(18,798)	—	(25,448)	37,344	—	10,534	—	47,878	55,985	—	—	55,985

Balance sheet:
Total assets	3,025,244	1,515,463	228,696	(5,116)	4,764,287	3,152,311	978,614	126,534	(548)	4,256,911	3,398,667	870,804	(273)	4,269,198
Investment in affiliates	472,482	2,047	228,696	—	703,225	512,046	10,200	126,534	—	648,780	541,565	—	—	541,565
Capital expenditures	1,349	390,552	—	—	391,901	33,698	200,820	—	—	234,518	565,777	111,572	—	677,349

(1) Eliminations required for consolidation purposes.
(2) Inter segment operating income (loss) relates to management fee and charterhire revenues between the segments.
(3) We no longer consider LNG trading a separate reportable segment. Given the previously reported segment information was immaterial for all periods presented, we have included these amounts within the vessel operations segment.

Revenues from external customers

During the year ended December 31, 2017 our vessels operated predominately within the Cool Pool.

In the years ended December 31, 2017, 2016 and 2015, revenues from the following customers accounted for over 10% of our consolidated time and voyage charter revenues:

(in thousands of $)	2017		2016		2015
The Cool Pool (1)	106,302	91%	51,075	77%	5,771	6%
An energy and logistics company	9,235	8%	7,975	12%	—	—%
Nigeria LNG Ltd	—	—%	—	—%	37,994	42%
Major commodity trading company	—	—%	—	—%	16,167	18%

(1) The 2017 Cool Pool revenue of $106.3 million includes revenue of $28.3 million that is separately disclosed in the consolidated statements of operations as from a collaborative arrangement. The balance of $78.0 million was derived from Golar vessels operating within the Cool Pool, and is included within the caption "Time and voyage charter revenues" in the consolidated statements of operations. See note 29.

The above revenues exclude vessel and other management fees from Golar Partners (see note 29).

Geographic segment data

In time and voyage charters for LNG carriers (or our FSRU, operating as a LNG carrier), the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers. Accordingly, our management, including the chief operating decision maker, do not evaluate our performance either according to customer or geographical region.